PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (3,639)		¥ (3,229)
Total net book value	5,534		5,780		$ 868
Depreciation	723	$ 113	790	¥ 656
Buildings
Property, equipment and software
Original value	5,408		5,424
Computer equipment
Property, equipment and software
Original value	1,040		1,065
Website-related equipment
Property, equipment and software
Original value	1,623		1,402
Furniture and fixtures
Property, equipment and software
Original value	229		283
Software
Property, equipment and software
Original value	651		665
Leasehold improvements
Property, equipment and software
Original value	222		169
Construction in progress
Property, equipment and software
Original value	¥ 0		¥ 1